Vehicles and equipment on operating leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Leases Disclosure [Line Items]
Rental income from vehicles and equipment on operating leases	¥ 850,210	¥ 891,733	¥ 726,515